Financial Instruments - Summary of Accounting Classification and Fair Values (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	$ 7,381	$ 7,058
Financial assets, at fair value	929	899
Financial liabilities, carrying amount	(2,654)	(2,060)
Financial liabilities, at fair value	(157)	(129)
Term loan
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount		(476)
Bank loans
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(206)	(155)
Lease liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(158)	(162)
Warrant liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(11)	(6)
Financial liabilities, at fair value	(11)	(6)
Trade payables and other liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(1,054)	(887)
Financial liabilities, at fair value	(146)	(123)
Deposits from customers in the banking business
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(1,225)	(374)
FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(16)	(11)
FVTPL | Term loan
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount		0
FVTPL | Bank loans
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
FVTPL | Lease liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
FVTPL | Warrant liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(11)	(6)
FVTPL | Trade payables and other liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(5)	(5)
FVTPL | Deposits from customers in the banking business
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(141)	(118)
FVOCI | Term loan
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount		0
FVOCI | Bank loans
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
FVOCI | Lease liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
FVOCI | Warrant liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
FVOCI | Trade payables and other liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(141)	(118)
FVOCI | Deposits from customers in the banking business
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(2,497)	(1,931)
Amortized cost | Term loan
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount		(476)
Amortized cost | Bank loans
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(206)	(155)
Amortized cost | Lease liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(158)	(162)
Amortized cost | Warrant liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	0	0
Amortized cost | Trade payables and other liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(908)	(764)
Amortized cost | Deposits from customers in the banking business
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, carrying amount	(1,225)	(374)
Debt investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	1,525	1,034
Financial assets, at fair value	701	653
Equity investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	207	241
Financial assets, at fair value	207	241
Other investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	1,698	1,818
Trade and other receivables
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	206	196
Loan receivables in the financial services segment
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	536	326
Other assets
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	245	305
Financial assets, at fair value	21	5
Cash and cash equivalents
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	2,964	3,138
FVTPL
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	662	854
FVTPL | Debt investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	434	608
FVTPL | Equity investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	207	241
FVTPL | Other investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
FVTPL | Trade and other receivables
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
FVTPL | Loan receivables in the financial services segment
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
FVTPL | Other assets
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	21	5
FVTPL | Cash and cash equivalents
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
FVOCI
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	267	45
FVOCI | Debt investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	267	45
FVOCI | Equity investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
FVOCI | Other investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
FVOCI | Trade and other receivables
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
FVOCI | Loan receivables in the financial services segment
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
FVOCI | Other assets
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
FVOCI | Cash and cash equivalents
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Amortized cost
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	6,452	6,159
Amortized cost | Debt investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	824	381
Amortized cost | Equity investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	0	0
Amortized cost | Other investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	1,698	1,818
Amortized cost | Trade and other receivables
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	206	196
Amortized cost | Loan receivables in the financial services segment
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	536	326
Amortized cost | Other assets
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	224	300
Amortized cost | Cash and cash equivalents
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	2,964	3,138
Level 1
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	354	611
Financial liabilities, at fair value	(11)	(6)
Level 1 | Warrant liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	(11)	(6)
Level 1 | Trade payables and other liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	0	0
Level 1 | Debt investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	268	502
Level 1 | Equity investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	86	109
Level 1 | Other assets
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	0	0
Level 2
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	342	67
Financial liabilities, at fair value	0	0
Level 2 | Warrant liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Trade payables and other liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Debt investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	321	62
Level 2 | Equity investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	0	0
Level 2 | Other assets
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	21	5
Level 3
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets	87	98	$ 99
Financial assets, at fair value	233	221
Financial liabilities, at fair value	(146)	(123)
Level 3 | Warrant liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	0	0
Level 3 | Trade payables and other liabilities
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities, at fair value	(146)	(123)
Level 3 | Debt investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	112	89
Level 3 | Equity investments
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	121	132
Level 3 | Other assets
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets, at fair value	$ 0	$ 0